UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    February 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $602,517,150

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC
					  OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Synopsys Inc.            	  COM        871607107     79,052         4,367,496     SH             SOLE	          4,367,496
CSG Systems Intl Inc              COM        126349109     14,860           912,208     SH             SOLE                 912,208
Autozone Inc.                     COM        053332102     81,464           950,568     SH             SOLE                 950,568
Bisys Group Inc.            	  COM        055472104     30,275         1,930,800     SH             SOLE	          1,930,800
Cisco Sys Inc.		          COM        17275R102     74,714         4,176,306     SH             SOLE               4,176,306
IAC/Interactive Corp.             COM        44919P102    103,201         4,634,070     SH             SOLE               4,634,070
Microsoft Corp.            	  COM        594918104     64,065         2,650,599     SH             SOLE	          2,650,599
Netflix Inc.	                  COM        64110L106      8,032           740,246     SH             SOLE                 740,246
Netiq Corp.                       COM        64115P102     18,083         1,582,095     SH             SOLE               1,582,095
Quest Software Inc.            	  COM        74834T103      3,745           270,637     SH             SOLE	            270,637
Symantec Corp.                    COM        871503108    125,026         5,861,534     SH             SOLE               5,861,534

                            TOTAL                         602,517